Financial Instruments - Derivatives financial risks (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	€ 25,806	€ 22,285
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	41,897	9,205
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	10,305	14,762
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 26,396	€ 1,683